Operating Expenses - Summary of Personnel Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of personnel expense [abstract]
Wages and salaries	€ 31,684	€ 22,451	€ 14,651
Social security contributions	8,858	7,157	3,903
Expenses for pension commitments	2,095	1,583	982
Employer contribution to bonus shares	1,026	1,857	6,456
Share-based payments	25,904	30,781	34,353
Total	€ 69,567	€ 63,830	€ 60,345